Debt (Narrative) (Details) (USD $)	3 Months Ended	21 Months Ended		33 Months Ended
	Oct. 31, 2014	Jul. 31, 2018	Jul. 31, 2016	Jul. 31, 2020	Aug. 30, 2019	Apr. 26, 2018	Apr. 26, 2013
Line of Credit Facility [Line Items]
Fixed charge coverage ratio	25.00%
Note payable					$ 6,050,000
Payments of Debt Extinguishment Costs	121,000
SVB [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							3,000,000
Note payable						4,500,000	4,500,000
Scenario Forecast [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Periodic Payment, Principal		226,875	151,250	302,500
Fixed monthly principal installments		$ 226,875	$ 151,250	$ 302,500
Minimum [Member]
Line of Credit Facility [Line Items]
Fixed charge coverage ratio	1.25%
Leverage ratio	2.00
Maximum [Member]
Line of Credit Facility [Line Items]
Fixed charge coverage ratio	3.00%
Leverage ratio	3.25